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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21187

Registrant Name:	PIMCO Municipal Income Fund III

Address of Principal Executive Offices:	1633 Broadway, 41st Floor, New York, NY 10019

Name and Address of Agent for Service:	Lawrence G. Altadonna
1633 Broadway, 41st Floor
New York, NY 10019

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	September 30, 2012

Date of Reporting Period:	December 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Municipal Income Fund III Schedule of Investments

December 31, 2011 (unaudited)

Principal Amount (000s)		Value*
MUNICIPAL BONDS & NOTES—97.2%
	Alabama—2.1%
$9,000	Birmingham-Baptist Medical Centers Special Care Facs. Financing Auth. Rev., Baptist Health Systems, Inc., 5.00%, 11/15/30, Ser. A	$8,151,480
500	Birmingham Special Care Facs. Financing Auth. Rev., Childrens Hospital, 6.00%, 6/1/39 (AGC)	550,070
1,500	Colbert Cnty. Northwest Health Care Auth. Rev., 5.75%, 6/1/27	1,440,705
1,000	State Docks Department Rev., 6.00%, 10/1/40	1,066,360

		11,208,615

	Alaska—0.4%
3,100	Northern Tobacco Securitization Corp. Rev., 5.00%, 6/1/46, Ser. A	2,145,696

	Arizona—6.4%
	Health Facs. Auth. Rev.,
	Banner Health,
1,250	5.00%, 1/1/35, Ser. A	1,264,812
900	5.50%, 1/1/38, Ser. D	945,342
2,250	Beatitudes Campus Project, 5.20%, 10/1/37	1,706,828
	Pima Cnty. Industrial Dev. Auth. Rev.,
13,000	5.00%, 9/1/39 (f)	13,150,150
750	Tuscon Electric Power Co., 5.25%, 10/1/40, Ser. A	754,635
5,000	Salt River Project Agricultural Improvement & Power Dist. Rev., 5.00%, 1/1/39, Ser. A (f)	5,355,700
11,600	Salt Verde Financial Corp. Rev., 5.00%, 12/1/37	10,713,296

		33,890,763

	California—12.9%
	Bay Area Toll Auth. Rev., San Francisco Bay Area,
1,500	5.00%, 10/1/29	1,633,860
500	5.00%, 4/1/34, Ser. F-1	527,335
3,260	5.00%, 10/1/42	3,431,835
	Golden State Tobacco Securitization Corp. Rev., Ser. A-1,
2,000	5.00%, 6/1/33	1,399,160
4,600	5.125%, 6/1/47	3,004,306
2,120	5.75%, 6/1/47	1,537,996
	Health Facs. Financing Auth. Rev.,
2,500	Catholic Healthcare West, 6.00%, 7/1/39, Ser. A	2,691,725
	Sutter Health,
600	5.00%, 11/15/42, Ser. A (IBC-NPFGC)	601,248
1,500	6.00%, 8/15/42, Ser. B	1,663,590
3,350	Indian Wells Redev. Agcy., Tax Allocation, Whitewater Project, 4.75%, 9/1/34, Ser. A (AMBAC)	2,860,498
130	Los Angeles Unified School Dist., GO, 5.00%, 7/1/30, Ser. E (AMBAC)	136,395
1,660	Municipal Finance Auth. Rev., Azusa Pacific Univ. Project,
	7.75%, 4/1/31, Ser. B	1,796,203
1,250	Palomar Pomerado Health, CP, 6.75%, 11/1/39	1,302,962
1,600	San Marcos Unified School Dist., GO, 5.00%, 8/1/38, Ser. A	1,685,792
	State, GO,
5,000	5.00%, 6/1/37	5,104,150
5,300	5.00%, 12/1/37	5,419,303
1,350	5.25%, 3/1/38	1,402,353
1,300	5.25%, 11/1/40	1,366,404

PIMCO Municipal Income Fund III Schedule of Investments

December 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Value*
	California (continued)
$3,200	5.50%, 3/1/40	$3,450,208
2,500	5.75%, 4/1/31	2,814,250
5,000	6.00%, 4/1/38	5,646,250
	Statewide Communities Dev. Auth. Rev.,
1,000	American Baptist Homes West, 6.25%, 10/1/39	1,012,710
2,205	California Baptist Univ., 5.75%, 11/1/17, Ser. B (a)(c)	2,215,606
	Methodist Hospital Project (FHA),
2,900	6.625%, 8/1/29	3,512,567
10,300	6.75%, 2/1/38	12,046,365
1,200	Tobacco Securitization Auth. of Southern California Rev., 5.00%, 6/1/37, Ser. A-1	854,208

		69,117,279

	Colorado—0.6%
500	Confluence Metropolitan Dist. Rev., 5.45%, 12/1/34	381,050
500	Health Facs. Auth. Rev., Evangelical Lutheran, 6.125%, 6/1/38, Ser. A	505,690
1,500	Housing & Finance Auth. Rev., Evergreen Country Day School, Inc. Project,
	5.875%, 6/1/37 (a)(c)	992,085
500	Public Auth. for Colorado Energy Rev., 6.50%, 11/15/38	548,030
500	Regional Transportation Dist. Rev.,
	Denver Transportation Partners, 6.00%, 1/15/34	514,430

		2,941,285

	Connecticut—0.3%
1,250	Harbor Point Infrastructure Improvement Dist.,
	Tax Allocation, 7.875%, 4/1/39, Ser. A	1,367,287

	District of Columbia—2.1%
10,000	Water & Sewer Auth. Rev., 5.50%, 10/1/39, Ser. A (f)	11,089,500

	Florida—4.2%
3,480	Brevard Cnty. Health Facs. Auth. Rev., Health First, Inc. Project, 5.00%, 4/1/34	3,487,621
500	Broward Cnty. Airport System Rev., 5.375%, 10/1/29, Ser. O	544,295
4,500	Broward Cnty. Water & Sewer Utility Rev., 5.25%, 10/1/34, Ser. A (f)	4,901,175
3,000	Cape Coral Water & Sewer Rev., 5.00%, 10/1/41 (AGM)	3,124,230
350	Dev. Finance Corp. Rev., Renaissance Charter School,
	6.50%, 6/15/21, Ser. A	354,911
2,500	Hillsborough Cnty. Industrial Dev. Auth. Rev.,
	Tampa General Hospital Project, 5.25%, 10/1/34, Ser. B	2,499,800
3,895	Sarasota Cnty. Health Facs. Auth. Rev.,
	Sarasota-Manatee Jewish Housing Council, Inc. Project, 5.75%, 7/1/45	3,230,201
4,200	State Board of Education, GO, 5.00%, 6/1/38, Ser. D (f)	4,524,492

		22,666,725

	Georgia—0.3%
1,750	Fulton Cnty. Residential Care Facs. for the Elderly Auth. Rev., Lenbrook Project, 5.125%, 7/1/42, Ser. A	1,190,245
400	Medical Center Hospital Auth. Rev., Spring Harbor Green Island Project, 5.25%, 7/1/37	331,256

		1,521,501

PIMCO Municipal Income Fund III Schedule of Investments

December 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Value*
	Hawaii—0.3%
$1,500	Hawaii Pacific Health Rev., 5.50%, 7/1/40, Ser. A	$1,524,390

	Illinois—5.8%
5,000	Chicago, GO, 5.00%, 1/1/34, Ser. C (f)	5,115,350
	Finance Auth. Rev.,
	Leafs Hockey Club Project, Ser. A (g),
1,000	5.875%, 3/1/27	258,390
625	6.00%, 3/1/37	157,250
400	OSF Healthcare System, 7.125%, 11/15/37, Ser. A	451,516
12,795	Peoples Gas Light & Coke Co., 5.00%, 2/1/33 (AMBAC)	12,903,501
1,000	Swedish Covenant Hospital, 6.00%, 8/15/38, Ser. A	1,027,690
	Univ. of Chicago,
165	5.25%, 7/1/41, Ser. 05-A	165,987
5,000	5.50%, 7/1/37, Ser. B (f)	5,514,950
5,000	State Toll Highway Auth. Rev., 5.50%, 1/1/33, Ser. B	5,395,900

		30,990,534

	Indiana—1.0%
500	Dev. Finance Auth. Rev., 5.00%, 3/1/30, Ser. B (AMBAC)	500,115
	Portage, Tax Allocation, Ameriplex Project,
1,000	5.00%, 7/15/23	990,490
775	5.00%, 1/15/27	742,582
2,800	Vigo Cnty. Hospital Auth. Rev., Union Hospital, Inc., 7.50%, 9/1/22	3,269,840

		5,503,027

	Iowa—1.8%
	Finance Auth. Rev., Deerfield Retirement Community, Inc., Ser. A,
120	5.50%, 11/15/27	91,958
575	5.50%, 11/15/37	401,885
11,010	Tobacco Settlement Auth. Rev., 5.60%, 6/1/34, Ser. B	9,063,983

		9,557,826

	Kentucky—0.8%
	Economic Dev. Finance Auth. Rev.,
1,000	Catholic Healthcare Partners, 5.25%, 10/1/30	1,006,770
2,000	Owensboro Medical Healthcare Systems, 6.375%, 6/1/40, Ser. A	2,110,880
1,250	Ohio Cnty. Pollution Control Rev., Big Rivers Electric Corp. Project, 6.00%, 7/15/31, Ser. A	1,304,162

		4,421,812

	Louisiana—1.5%
	Local Gov’t Environmental Facs. & Community Dev. Auth. Rev.,
400	Westlake Chemical Corp., 6.50%, 11/1/35, Ser. A-2	425,324
	Woman’s Hospital Foundation, Ser. A,
1,500	5.875%, 10/1/40	1,531,170
1,000	6.00%, 10/1/44	1,025,850
	Public Facs. Auth. Rev., Ochsner Clinic Foundation Project,
1,700	5.50%, 5/15/47, Ser. B	1,702,210
2,000	6.50%, 5/15/37	2,158,300
1,345	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B	1,348,255

		8,191,109

PIMCO Municipal Income Fund III Schedule of Investments

December 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Value*
	Maryland—0.8%
$1,000	Economic Dev. Corp. Rev., 5.75%, 6/1/35, Ser. B	$1,007,890
	Health & Higher Educational Facs. Auth. Rev.,
1,500	Calvert Health System, 5.50%, 7/1/36	1,537,785
700	Charlestown Community, 6.25%, 1/1/41	741,930
1,000	Lifebridge Health, 6.00%, 7/1/41	1,073,260

		4,360,865

	Massachusetts—1.4%
	Dev. Finance Agcy. Rev.,
300	Adventcare Project, 7.625%, 10/15/37	309,912
	Linden Ponds, Inc. Fac.,
140	zero coupon, 11/15/56, Ser. B	1,463
28	5.50%, 11/15/46, Ser. A-2	18,570
529	6.25%, 11/15/39, Ser. A-1	399,897
4,910	Housing Finance Agcy. Rev., 5.125%, 6/1/43, Ser. H	4,928,069
1,600	State College Building Auth. Rev., 5.50%, 5/1/39, Ser. A	1,755,200

		7,413,111

	Michigan—14.6%
500	Conner Creek Academy East Rev., 5.25%, 11/1/36	360,520
1,500	Detroit, GO, 5.25%, 11/1/35	1,560,015
9,320	Detroit Sewage Disposal System Rev., 5.00%, 7/1/32, Ser. A (AGM)	9,382,351
	Detroit Water Supply System Rev.,
16,000	5.00%, 7/1/34, Ser. A (NPFGC)	15,978,400
7,555	5.00%, 7/1/34, Ser. B (NPFGC)	7,375,569
10,000	5.25%, 7/1/41, Ser. A	10,059,300
1,500	Royal Oak Hospital Finance Auth. Rev., William Beaumont Hospital, 8.25%, 9/1/39	1,794,540
	State Hospital Finance Auth. Rev.,
575	Oakwood Group, 6.00%, 4/1/22, Ser. A	605,895
	Trinity Health,
18,310	5.375%, 12/1/30	18,498,410
1,690	5.375%, 12/1/30 (Pre-refunded @ 100, 12/1/12) (b)	1,767,503
15,000	Tobacco Settlement Finance Auth. Rev., 6.00%, 6/1/48, Ser. A	10,787,250

		78,169,753

	Minnesota—0.0%
125	Duluth Housing & Redev. Auth. Rev., 5.875%, 11/1/40, Ser. A	115,631

	Mississippi—0.2%
1,250	Business Finance Corp. Rev., System Energy Res., Inc. Project, 5.90%, 5/1/22	1,255,338

	Missouri—0.1%
250	Jennings Rev., Northland Redev. Area Project, 5.00%, 11/1/23	227,288
500	Manchester, Tax Allocation, Highway 141/Manchester Road Project, 6.875%, 11/1/39	515,305

		742,593

	New Hampshire—0.4%
2,000	Business Finance Auth. Rev., Elliot Hospital, 6.125%, 10/1/39, Ser. A	2,042,360

PIMCO Municipal Income Fund III Schedule of Investments

December 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Value*
	New Jersey—6.1%
$1,000	Camden Cnty. Improvement Auth. Rev., Cooper Health Systems Group, 5.00%, 2/15/35, Ser. A	$890,650
300	Economic Dev. Auth. Rev., Newark Airport Marriott Hotel, 7.00%, 10/1/14	300,756
4,500	Economic Dev. Auth., Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/1/28	4,818,645
1,000	Health Care Facs. Financing Auth. Rev., St. Peters Univ. Hospital, 5.75%, 7/1/37	1,004,280
	Tobacco Settlement Financing Corp. Rev., Ser. 1-A,
1,600	4.75%, 6/1/34	1,150,352
22,645	5.00%, 6/1/41	16,332,933
8,000	Transportation Trust Fund Auth. Rev., 5.00%, 6/15/42, Ser. B	8,292,320

		32,789,936

	New Mexico—0.2%
1,000	Farmington Pollution Control Rev., 5.90%, 6/1/40, Ser. D	1,025,220

	New York—11.7%
9,800	Brooklyn Arena Local Dev. Corp. Rev., Barclays Center Project, 6.25%, 7/15/40	10,245,802
5,000	Hudson Yards Infrastructure Corp. Rev., 5.75%, 2/15/47, Ser. A	5,408,300
	Liberty Dev. Corp. Rev.,
10,000	1 World Trade Center Project, 5.00%, 12/15/41	10,720,300
8,555	4 World Trade Center Project, 5.00%, 11/15/44	8,714,636
1,700	Goldman Sachs Headquarters, 5.50%, 10/1/37	1,784,167
3,000	Metropolitan Transportation Auth. Rev., 5.00%, 11/15/36, Ser. D	3,130,380
1,150	Nassau Cnty. Industrial Dev. Agcy. Rev., Amsterdam at Harborside, 6.70%, 1/1/43, Ser. A	915,630
10,450	New York City Industrial Dev. Agcy. Rev., Yankee Stadium, 7.00%, 3/1/49 (AGC)	11,984,165
	New York City Municipal Water Finance Auth. Water & Sewer Rev. (f),
4,900	5.00%, 6/15/37, Ser. D	5,187,042
4,000	Second Generation Resolutions, 4.75%, 6/15/35, Ser. DD	4,169,320

		62,259,742

	North Carolina—1.5%
1,500	Medical Care Commission Rev., Cleveland Cnty. Healthcare, 5.00%, 7/1/35, Ser. A (AMBAC)	1,499,985
6,000	New Hanover Cnty. Rev., New Hanover Regional Medical Center, 5.00%, 10/1/28	6,301,680

		7,801,665

	Ohio—1.2%
500	Allen Cnty. Catholic Healthcare Rev., Allen Hospital, 5.00%, 6/1/38, Ser. A	508,560
2,400	Buckeye Tobacco Settlement Financing Auth. Rev., 5.875%, 6/1/30, Ser. A-2	1,786,536
	Higher Educational Fac. Commission Rev.,
250	Ashland Univ. Project, 6.25%, 9/1/24	256,180

PIMCO Municipal Income Fund III Schedule of Investments

December 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Value*
	Ohio (continued)
$500	Univ. Hospital Health Systems, 6.75%, 1/15/39, Ser. 2009-A	$531,505
2,500	Lorain Cnty. Hospital Rev., Catholic Healthcare, 5.375%, 10/1/30	2,522,250
500	Montgomery Cnty. Rev., Miami Valley Hospital, 6.25%, 11/15/39, Ser. A	524,170

		6,129,201

	Pennsylvania—2.8%
	Allegheny Cnty. Hospital Dev. Auth. Rev.,
1,000	Univ. of Pittsburgh Medical Center, 5.625%, 8/15/39	1,070,440
1,000	West Penn Allegheny Health System, 5.375%, 11/15/40, Ser. A	803,790
	Cumberland Cnty. Municipal Auth. Rev., Messiah Village Project, Ser. A,
750	5.625%, 7/1/28	708,810
670	6.00%, 7/1/35	633,773
1,000	Dauphin Cnty. General Auth. Rev., Pinnacle Health System Project, 6.00%, 6/1/36, Ser. A	1,048,600
1,250	Harrisburg Auth. Rev., Harrisburg Univ. of Science, 6.00%, 9/1/36, Ser. B	1,013,212
100	Luzerne Cnty. Industrial Dev. Auth. Rev., Pennsylvania American Water Co., 5.50%, 12/1/39	107,481
5,885	Philadelphia Hospitals & Higher Education Facs. Auth. Rev., Temple Univ. Hospital, 6.625%, 11/15/23, Ser. A	5,890,179
500	Philadelphia Water and Sewer Rev., 5.25%, 1/1/36, Ser. A	527,175
3,000	Turnpike Commission Rev., 5.125%, 12/1/40, Ser. D	3,077,280

		14,880,740

	Puerto Rico—1.1%
	Sales Tax Financing Corp. Rev.,
2,400	5.00%, 8/1/40, Ser. A (AGM) (f)	2,465,664
3,000	5.375%, 8/1/38, Ser. C	3,152,220

		5,617,884

	South Carolina—1.4%
1,000	Greenwood Cnty. Rev., Self Regional Healthcare, 5.375%, 10/1/39	1,031,510
5,305	Jobs-Economic Dev. Auth. Rev., Bon Secours Health System, 5.625%, 11/15/30, Ser. B	5,353,169
800	State Ports Auth. Rev., 5.25%, 7/1/40	854,744

		7,239,423

	Tennessee—0.4%
1,250	Claiborne Cnty. Industrial Dev. Board Rev., Lincoln Memorial Univ. Project, 6.625%, 10/1/39	1,333,475
1,000	Johnson City Health & Educational Facs. Board Rev., Mountain States Health Alliance, 6.00%, 7/1/38, Ser. A	1,034,230

		2,367,705

	Texas—8.0%
1,300	Dallas Rev., Dallas Civic Center, 5.25%, 8/15/38 (AGC)	1,388,946
	North Harris Cnty. Regional Water Auth. Rev.,
5,500	5.25%, 12/15/33	5,892,480
5,500	5.50%, 12/15/38	5,930,100

PIMCO Municipal Income Fund III Schedule of Investments

December 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Value*
	Texas (continued)
	North Texas Tollway Auth. Rev.,
$3,000	5.00%, 1/1/38	$3,052,140
600	5.50%, 9/1/41, Ser. A	662,358
10,800	5.625%, 1/1/33, Ser. A	11,548,440
700	5.75%, 1/1/33, Ser. F	733,516
2,000	Sabine River Auth. Pollution Control Rev., 5.20%, 5/1/28, Ser. C	320,220
3,000	Tarrant Cnty. Cultural Education Facs. Finance Corp. Rev., Baylor Health Care Systems Project, 6.25%, 11/15/29	3,409,050
	Texas Municipal Gas Acquisition & Supply Corp. I Rev.,
150	5.25%, 12/15/26, Ser. A	148,922
8,100	6.25%, 12/15/26, Ser. D	8,825,760
500	Wise Cnty. Rev., Parker Cnty. Junior College Dist., 8.00%, 8/15/34	531,980

		42,443,912

	Virginia—0.3%
1,000	Fairfax Cnty. Industrial Dev. Auth. Rev., Inova Health Systems, 5.50%, 5/15/35, Ser. A	1,094,110
1,000	James City Cnty. Economic Dev. Auth. Rev., United Methodist Homes, 5.50%, 7/1/37, Ser. A	639,120

		1,733,230

	Washington—3.9%
	Health Care Facs. Auth. Rev.,
500	Kadlec Regional Medical Center, 5.50%, 12/1/39	489,500
1,000	Seattle Cancer Care Alliance, 7.375%, 3/1/38	1,127,210
19,000	Tobacco Settlement Auth. Rev., 6.50%, 6/1/26	19,362,900

		20,979,610

	West Virginia—0.2%
1,000	Hospital Finance Auth. Rev., Highland Hospital, 9.125%, 10/1/41	1,092,440

	Wisconsin—0.4%
	Health & Educational Facs. Auth. Rev.,
1,000	Aurora Health Care, Inc., 5.625%, 4/15/39, Ser. A	1,032,960
1,000	Prohealth Care, Inc., 6.625%, 2/15/39	1,103,720

		2,136,680

	Total Municipal Bonds & Notes (cost—$502,298,828)	518,734,388

VARIABLE RATE NOTES (a)(c)(d)(e)—2.8%
	California—0.4%
1,675	Los Angeles Community College Dist., GO, 11.71%, 8/1/33, Ser. 3096	1,986,047

	Florida—1.0%
5,000	Greater Orlando Aviation Auth. Rev., 8.01%, 10/1/39, Ser. 3174	5,366,400

	Texas—1.4%
6,500	JPMorgan Chase Putters/Drivers Trust, GO, 8.017%, 2/1/17, Ser. 3480	7,840,430

	Total Variable Rate Notes (cost—$13,075,330)	15,192,877

	Total Investments (cost—$515,374,158) (h)—100.0%	$533,927,265

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $18,400,568, representing 3.4% of total investments.

(b)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(c)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)	Inverse Floater—The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on December 31, 2011.

(e)	Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on December 31, 2011.

(f)	Residual Interest Bonds held in Trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the/each Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(g)	In default.

(h)	At December 31, 2011, the cost basis of portfolio securities for federal income tax purposes was $482,394,105. Gross unrealized appreciation was $33,461,883, gross unrealized depreciation was $14,115,883 and net unrealized appreciation was $19,346,000. The difference between book and tax cost was attributable to inverse floater transactions.

Glossary:

AGC—insured by Assured Guaranty Corp.

AGM—insured by Assured Guaranty Municipal Corp.

AMBAC—insured by American Municipal Bond Assurance Corp.

CP—Certificates of Participation

FHA—insured by Federal Housing Administration

GO—General Obligation Bond

IBC—Insurance Bond Certificate

NPFGC—insured by National Public Finance Guarantee Corp.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the three months ended December 31, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Municipal Bonds & Notes and Variable Rate Notes — Municipal bonds and notes and variable rate notes are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond or note, state of issuance, benchmark yield curves, and bond or note insurance. To the extent that these inputs are observable, the values of municipal bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at December 31, 2011 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for detailed information on Investments in Securities):

	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 12/31/11
Investments in Securities—Assets
Municipal Bonds & Notes	—	$518,734,388	—	$518,734,388
Variable Rate Notes	—	15,192,877	—	15,192,877

Total Investments	—	$533,927,265	—	$533,927,265

There were no significant transfers between Levels 1 and 2 during the three months ended December 31, 2011.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended December 31, 2011, was as follows:

	Beginning Balance 9/30/11	Purchases	Sales	Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3*	Ending Balance 12/31/11
Investments in Securities—Assets
Municipal Bonds & Notes:
California	$2,313,600	—	$(205,000)	—	—	$107,006	—	$(2,215,606)	—

*	Transferred out of Level 3 into Level 2 because sufficient observable inputs were available.

Item 2.	Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Municipal Income Fund III

By	/s/ Brian S. Shlissel
President & Chief Executive Officer Date: February 24, 2012

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer Date: February 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer Date: February 24, 2012

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer Date: February 24, 2012